NYSE

17010286

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

JUN 05 2017

Washington, DC 20549

001-11690

June 5, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNL/S

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Depositary Shares, each representing a 1/20th interest in a share of 6.375% Class A Cumulative Redeemable Preferred Shares, without par value of DDR Corp., under the Exchange Act of 1934.

Sincerely,

[signature]